LEASES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expenses	¥ 25,073	¥ 29,229	¥ 17,892
Short-term leases expense	¥ 4,040	¥ 7,158	¥ 109